Benefit Plans - Estimated Future Pension Benefit Payments (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2017	$ 8,274
2018	8,404
2019	9,320
2020	10,526
2021	10,937
2022-2026	53,456
Total	$ 100,917